Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0002019435
Registrant Name	Blue Gold Limited
Registration File Number	333-288744
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A